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                                                   (Ameriprise Certificate logo)

                     PROSPECTUS SUPPLEMENT -- NOV. 30, 2007

AMERIPRISE CERTIFICATES (APRIL 25, 2007) S-6000 AA

Effective immediately, any reference to the "Bank Rate Monitor (BRM) Top 25 Market Average" throughout the prospectus for Ameriprise Certificates will be replaced with the following:

"Top 25 Market Average courtesy of Bankrate.com."

Also effective immediately, any reference reading "Bank Rate Monitor (BRM) Top 25 Market Average, a mark owned by Bankrate.com, a publication of Bankrate, Inc., N. Palm Beach, FL 33408" is replaced with the following:

"Top 25 Market Average courtesy of Bankrate.com."

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S-6000-5 A (11/07)